Long-Term Debt and Capital Leases 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
LONG-TERM DEBT AND CAPITAL LEASES [Abstract]
Long-Term Debt and Capital Leases
NOTE G – LONG-TERM DEBT AND CAPITAL LEASES

Long-term debt and capital lease obligations consist of the following (in thousands):

	December 4, 2012	June 5, 2012
Senior unsecured notes	$238,500	$250,000
Unamortized discount	(3,296)	(3,646)
Senior unsecured notes less unamortized discount	235,204	246,354
Mortgage loan obligations	73,305	80,076
Capital lease obligations	188	233
	308,697	326,663
Less current maturities	9,988	12,454
	$298,709	$314,209

On May 14, 2012, we entered into an indenture (the "Indenture") among the Company, certain subsidiaries of the Company as guarantors and Wells Fargo Bank, National Association as trustee, governing the Company's $250.0 million aggregate principal amount of 7.625% senior notes due 2020 (the "Senior Notes"). The Senior Notes were issued at a discount of $3.7 million, which is being amortized using the effective interest method over the eight year term of the notes.

The Senior Notes are guaranteed on a senior unsecured basis by our existing and future domestic restricted subsidiaries, subject to certain exceptions. They rank equal in right of payment with our existing and future senior indebtedness and senior in right of payment to any of our future subordinated indebtedness. The Senior Notes are effectively subordinated to all of our secured debt, including borrowings outstanding under our revolving credit facility, to the extent of the value of the assets securing such debt and structurally subordinated to all of the liabilities of our existing and future subsidiaries that do not guarantee the Senior Notes.

Interest on the Senior Notes is calculated at 7.625% per annum, payable semiannually on each May 15 and November 15, commencing November 15, 2012, to holders of record on the May 1 or November 1 immediately preceding the interest payment date. Accrued interest on the Senior Notes and our other long-term debt and capital lease obligations is included in Accrued liabilities – Rent and other in our Condensed Consolidated Balance Sheets. The Senior Notes mature on May 15, 2020.

At any time prior to May 15, 2016, we may redeem the Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount, plus an applicable "make-whole" premium and accrued and unpaid interest. At any time on or after May 15, 2016, we may redeem the Senior Notes, in whole or in part, at the redemption prices specified in the Indenture plus accrued and unpaid interest. At any time prior to May 15, 2015, we may redeem up to 35% of the Senior Notes from the proceeds of certain equity offerings. There is no sinking fund for the Senior Notes.

The Indenture contains covenants that limit, among other things, our ability and the ability of certain of our subsidiaries to (i) incur or guarantee additional indebtedness; (ii) declare or pay dividends, redeem stock or make other distributions to stockholders; (iii) make certain investments; (iv) create liens or use assets as security in other transactions; (v) merge or consolidate, or sell, transfer, lease or dispose of substantially all of their assets; (vi) enter into transactions with affiliates; and (vii) sell or transfer certain assets. These covenants are subject to a number of important exceptions and qualifications, as described in the Indenture, and certain covenants will not apply at any time when the Senior Notes are rated investment grade by the Rating Agencies, as defined in the Indenture. The Indenture also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and any other monetary obligations on all the then outstanding Senior Notes to be due and payable immediately.

In connection with the issuance of the Senior Notes, we have agreed to register with the SEC notes having substantially identical terms as the Senior Notes, as part of an offer to exchange freely tradable exchange notes for the Senior Notes. We have agreed: (i) within 270 days after the issue date of the Senior Notes, to file a registration statement enabling holders of the Senior Notes to exchange the privately placed notes for publicly registered notes with substantially identical terms; (ii) to use commercially reasonable efforts to cause the registration statement to become effective within 365 days after the issue date of the Senior Notes; (iii) to consummate the exchange offer within 405 days after the issue date of the Senior Notes; and (iv) to file a shelf registration statement for resale of the notes if we cannot consummate the exchange offer within the time period listed above.

If we fail to meet these targets (each, a "registration default"), the annual interest rate on the Senior Notes will increase by 0.25%. The annual interest rate on the Senior Notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.0% per year over the otherwise applicable annual interest rate of 7.625%. If we cure the registration default, the interest rate on the Senior Notes will revert to the original level.

On August 10, 2012, we entered into the third amendment to our five-year revolving credit agreement (the "Credit Facility" discussed below) which, among other things, allows us to repurchase up to $15.0 million of the Senior Notes in any fiscal year. During the first 26 weeks of fiscal 2013, we repurchased $11.5 million of the Senior Notes for $10.9 million plus a negligible amount of accrued interest. We realized a gain of $0.6 million on these transactions. The balance on the Senior Notes was $238.5 million at December 4, 2012 as a result of these repurchases. As of December 4, 2012, we may repurchase an additional $3.5 million of the Senior Notes during the remainder of fiscal 2013.

On December 1, 2010, we entered into the Credit Facility, under which we could borrow up to $320.0 million with the option to increase our capacity by $50.0 million to $370.0 million. On May 14, 2012, we entered into the second amendment to our revolving credit facility to, among other things, reduce the maximum aggregate revolving commitment to $200.0 million, secure the revolving credit facility with a lien over the equity interests of certain subsidiaries, modify certain financial covenants and ratios and permit the issuance of the Senior Notes.

The terms of the Credit Facility provide for a $40.0 million letter of credit subcommitment. The Credit Facility also includes a $50.0 million franchise facility subcommitment (the "Franchise Facility Subcommitment"), which covered our previous guarantees of franchise debt. The Franchise Facility Subcommitment matures no later than December 1, 2015. All amounts guaranteed under the Franchise Facility Subcommitment have been settled.

The interest rate charged on borrowings pursuant to the Credit Facility can vary depending on the interest rate option we choose to utilize. Our Base Rate for borrowings is defined to be the higher of Bank of America's prime rate, the Federal Funds Rate plus 0.5%, or an adjusted LIBO Rate plus 1.00%, plus an applicable margin ranging from 0.25% to 1.50%. The applicable margin for our Eurodollar Borrowings ranges from 1.25% to 2.50% depending on our Total Debt to EBITDAR ratio.

A commitment fee for the account of each lender at a rate ranging from 0.300% to 0.450% (depending on our Total Debt to EBITDAR ratio) on the daily amount of the unused revolving commitment of such lender is payable on the last day of each calendar quarter and on the termination date of the Credit Facility. On the first day after the end of each calendar quarter until the termination date of the Credit Facility, we are required to pay a letter of credit fee for the account of each lender with respect to such lender's participation in each letter of credit. The letter of credit fee accrues at the applicable margin for Eurodollar Loans then in effect on the average daily amount of such lender's letter of credit exposure (excluding any portion attributable to unreimbursed letter of credit disbursements) attributable to such letter of credit during the period from and including the date of issuance of such letter of credit to but excluding the date on which such letter of credit expires or is drawn in full. Besides the commitment fee and the letter of credit fee, we are also required to pay a fronting fee on the daily amount of the letter of credit exposure (excluding any portion attributable to unreimbursed letter of credit disbursements) on the tenth day after the end of each calendar quarter until the termination date of the Credit Facility. We must also pay standard fees with respect to issuance, amendment, renewal or extension of any letter of credit or processing of drawings thereunder.

We are entitled to make voluntary prepayments of our borrowings under the Credit Facility at any time, in whole or in part, without premium or penalty. Subject to certain exceptions, mandatory prepayments will be required upon occurrence of certain events, including the revolving credit exposure of all lenders exceeding the aggregate revolving commitment then in effect, sales of certain assets and any additional debt issuances.

Under the terms of the Credit Facility, we had no borrowings outstanding at either December 4, 2012 or June 5, 2012. After consideration of letters of credit outstanding, we had $189.8 million available under the Credit Facility as of December 4, 2012.

The Credit Facility contains a number of customary affirmative and negative covenants that, among others, limit or restrict our ability to incur liens, engage in mergers or other fundamental changes, make acquisitions, investments, loans and advances, pay dividends or other distributions, sell or otherwise dispose of certain assets, engage in certain transactions with affiliates, enter into burdensome agreements or certain hedging agreements, amend organizational documents, change accounting practices, incur additional indebtedness and prepay other indebtedness. In addition, under the Credit Facility, we are required to comply with financial covenants relating to the maintenance of a maximum leverage ratio and a minimum fixed charge coverage ratio and we were in compliance with these financial covenants as of December 4, 2012. The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.

The Credit Facility terminates on December 1, 2015. Upon the occurrence of an event of default, the lenders may terminate the loan commitments, accelerate all loans and exercise any of their rights under the Credit Facility and any ancillary loan documents.

Our $73.3 million in mortgage loan obligations as of December 4, 2012 consists of various loans acquired upon franchise acquisitions. These loans, which mature between March 2013 and November 2022, have balances which range from $0.1 million to $8.2 million and interest rates of 3.91% to 11.28%. Many of the properties acquired from franchisees collateralize the loans outstanding.

7. Long-Term Debt and Capital Leases

Long-term debt and capital lease obligations consist of the following (in thousands):

	2012	2011
Senior unsecured notes	$250,000
Unamortized discount	(3,646)
Senior unsecured notes less unamortized discount	246,354
Revolving credit facility	-	$177,000
Series B senior notes:
due April 2013	-	44,442
Mortgage loan obligations	80,076	122,546
Capital lease obligations	233	286
	326,663	344,274
Less current maturities	12,454	15,090
	$314,209	$329,184

Estimated annual maturities of long-term debt and capital lease obligations at June 5, 2012 are as follows (in thousands):

2013	$12,454
2014	8,743
2015	8,084
2016	10,894
2017	15,714
Subsequent years	270,774
$326,663

On May 14, 2012, we entered into an indenture (the "Indenture") among the Company, certain subsidiaries of the Company as guarantors and Wells Fargo Bank, National Association as trustee, governing the Company's $250.0 million aggregate principal amount of 7.625% senior notes due 2020 (the "Senior Notes"). The Senior Notes were issued at a discount of $3.7 million, which is being amortized using the effective interest method over the eight year term of the notes.

The Senior Notes are guaranteed on a senior unsecured basis by our existing and future domestic restricted subsidiaries, subject to certain exceptions. They rank equal in right of payment with our existing and future senior indebtedness and senior in right of payment to any of our future subordinated indebtedness. The Senior Notes are effectively subordinated to all of our secured debt, including borrowings outstanding under our revolving credit facility, to the extent of the value of the assets securing such debt and structurally subordinated to all of the liabilities of our existing and future subsidiaries that do not guarantee the Senior Notes.

Interest on the Senior Notes is calculated at 7.625% per annum, payable semiannually on each May 15 and November 15, commencing November 15, 2012, to holders of record on the May 1 or November 1 immediately preceding the interest payment date. The Senior Notes mature on May 15, 2020.

At any time prior to May 15, 2016, we may redeem the Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount, plus an applicable "make-whole" premium and accrued and unpaid interest. At any time and from time to time on or after May 15, 2016, we may redeem the Senior Notes, in whole or in part, at the redemption prices specified in the Indenture. At any time prior to May 15, 2015, we may redeem up to 35% of the Senior Notes from the proceeds of certain equity offerings. There is no sinking fund for the Senior Notes.

The Indenture contains covenants that limit, among other things, our ability and the ability of certain of our subsidiaries to (i) incur or guarantee additional indebtedness; (ii) declare or pay dividends, redeem stock or make other distributions to stockholders; (iii) make certain investments; (iv) create liens or use assets as security in other transactions; (v) merge or consolidate, or sell, transfer, lease or dispose of substantially all of their assets; (vi) enter into transactions with affiliates; and (vii) sell of transfer certain assets. These covenants are subject to a number of important exceptions and qualifications, as described in the Indenture, and certain covenants will not apply at any time when the Senior Notes are rated investment grade by the Rating Agencies, as defined in the Indenture. The Indenture also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and any other monetary obligations on all the then outstanding Senior Notes to be due and payable immediately.

In connection with the issuance of the Senior Notes, we have agreed to register with the SEC notes having substantially identical terms as the Senior Notes, as part of an offer to exchange freely tradable exchange notes for the Senior Notes. We have agreed: (i) within 270 days after the issue date of the Senior Notes, to file a registration statement enabling holders of the Senior Notes to exchange the privately placed notes for publicly registered notes with substantially identical terms; (ii) to use commercially reasonable efforts to cause the registration statement to become effective within 365 days after the issue date of the Senior Notes; (iii) to consummate the exchange offer within 405 days after the issue date of the Senior Notes; and (iv) to file a shelf registration statement for resale of the notes if we cannot consummate the exchange offer within the time period listed above.

If we fail to meet these targets (each, a "registration default"), the annual interest rate on the Senior Notes will increase by 0.25%. The annual interest rate on the Senior Notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.0% per year over the otherwise applicable annual interest rate of 7.625%. If we cure the registration default, the interest rate on the Senior Notes will revert to the original level.

On December 1, 2010, we entered into a five-year revolving credit agreement (the "Credit Facility"), under which we could borrow up to $320.0 million with the option to increase our capacity by $50.0 million to $370.0 million. The Credit Facility replaced our then outstanding five-year revolving credit agreement (the "Prior Credit Facility") that was entered into on February 28, 2007. Bank of America, N.A., serves as Administrative Agent, Issuing Bank, Servicer and Swingline Lender under the Credit Facility.

On May 14, 2012, we entered into the Second Amendment to our revolving credit facility (the "Second Amendment") to, among other things, reduce the maximum aggregate revolving commitment to $200.0 million, secure the revolving credit facility with a lien over the equity interests of certain subsidiaries, modify certain financial covenants and ratios and permit the issuance of the Senior Notes. In connection with the Second Amendment, we wrote off $1.3 million of unamortized debt issuance costs which is included within Other restaurant operating costs in our June 5, 2012 Consolidated Statement of Operations.

The terms of the Credit Facility provide for a $40.0 million letter of credit subcommitment. The Credit Facility also includes a $50.0 million franchise facility subcommitment (the "Franchise Facility Subcommitment"), which covers our guarantees of debt of our franchise partners in reliance upon the franchise facility guaranty agreement entered into by us and the subsidiary guaranty agreement entered into by our material domestic subsidiaries. The Franchise Facility Subcommitment matures not later than December 1, 2015. As of June 5, 2012, all amounts guaranteed under the Franchise Facility Subcommitment were settled.

The interest rate charged on borrowings pursuant to the Credit Facility can vary depending on the interest rate option we choose to utilize. Our Base Rate for borrowings is defined to be the higher of Bank of America's prime rate, the Federal Funds Rate plus 0.5%, or an adjusted LIBO Rate plus 1.00%, plus an applicable margin ranging from 0.25% to 1.50%. The applicable margin for our Eurodollar Borrowings ranges from 1.25% to 2.50% depending on our Total Debt to EBITDAR ratio.

A commitment fee for the account of each lender at a rate ranging from 0.300% to 0.450% (depending on our Total Debt to EBITDAR ratio) on the daily amount of the unused revolving commitment of such lender is payable on the last day of each calendar quarter and on the termination date of the Credit Facility. On the first day after the end of each calendar quarter until the termination date of the Credit Facility, we are required to pay a letter of credit fee for the account of each lender with respect to such lender's participation in each letter of credit. The letter of credit fee accrues at the applicable margin for Eurodollar Loans then in effect on the average daily amount of such lender's letter of credit exposure (excluding any portion attributable to unreimbursed letter of credit disbursements) attributable to such letter of credit during the period from and including the date of issuance of such letter of credit to but excluding the date on which such letter of credit expires or is drawn in full. Besides the commitment fee and the letter of credit fee, we are also required to pay a fronting fee on the daily amount of the letter of credit exposure (excluding any portion attributable to unreimbursed letter of credit disbursements) on the tenth day after the end of each calendar quarter until the termination date of the Credit Facility. We must also pay standard fees with respect to issuance, amendment, renewal or extension of any letter of credit or processing of drawings thereunder.

We are entitled to make voluntary prepayments of our borrowings under the Credit Facility at any time and from time to time, in whole or in part, without premium or penalty. Subject to certain exceptions, mandatory prepayments will be required upon occurrence of certain events, including the revolving credit exposure of all lenders exceeding the aggregate revolving commitment then in effect, sales of certain assets and any additional debt issuances.

Under the terms of the Credit Facility, we had no borrowings outstanding at June 5, 2012. As of May 31, 2011, we had $177.0 million outstanding with an associated floating rate of interest of 2.27%. After consideration of letters of credit outstanding, we had $190.7 million available under the Credit Facility as of June 5, 2012.

The Credit Facility contains a number of customary affirmative and negative covenants that, among others, limit or restrict our ability to incur liens, engage in mergers or other fundamental changes, make acquisitions, investments, loans and advances, pay dividends or other distributions, sell or otherwise dispose of certain assets, engage in certain transactions with affiliates, enter into burdensome agreements or certain hedging agreements, amend organizational documents, change accounting practices, incur additional indebtedness and prepay other indebtedness. In addition, under the Credit Facility, we are required to comply with financial covenants relating to the maintenance of a maximum leverage ratio and a minimum fixed charge coverage ratio and we were in compliance with these financial covenants as of June 5, 2012. The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.

The Credit Facility terminates on December 1, 2015. Upon the occurrence of an event of default, the lenders may terminate the loan commitments, accelerate all loans and exercise any of their rights under the Credit Facility and any ancillary loan documents.

On December 1, 2010, we drew down approximately $203.2 million under the Credit Facility to repay borrowings outstanding under the Prior Credit Facility. Fees and expenses incurred in connection with the refinancing were paid from cash on hand. Additionally, new letters of credit totaling $20.0 million were obtained to replace those outstanding under the Prior Credit Facility.

During fiscal 2010, we closed an underwritten public offering of 11.5 million shares of Ruby Tuesday, Inc. common stock at $6.75 per share, less underwriting discounts. We received approximately $73.1 million in net proceeds from the sale of the shares, after deducting underwriting discounts and offering expenses. The net proceeds were used to repay indebtedness under the Prior Credit Facility.

On April 3, 2003, we issued notes totaling $150.0 million through a private placement of debt (the "Private Placement"). At May 31, 2011, the Private Placement consisted of $44.4 million in notes with an interest rate of 7.17% (the "Series B Notes"). We repaid the Series B Notes on May 14, 2012 using proceeds from the issuance of the Senior Notes.

In connection with the Credit Facility, on December 1, 2010, Bank of America, N.A., as Collateral Agent, along with the lenders and institutional investors pursuant to the Credit Facility, issued a Notice of Direction and Termination effectively terminating the Intercreditor and Collateral Agency Agreement by and between such parties dated May 21, 2008, and also terminating the Pledge Agreement dated May 21, 2008 by and among Ruby Tuesday, Inc. and certain subsidiaries of Ruby Tuesday, Inc. (together the "Pledgors") and the creditors pursuant to the Credit Facility, by which the Pledgors had pledged certain subsidiary equity interests as security for the repayment of our obligations under the Credit Facility.

Our $80.1 million in mortgage loan obligations as of June 5, 2012 consists of various loans acquired upon franchise acquisitions. These loans, which mature between July 2012 and November 2022, have balances which range from negligible to $8.3 million and interest rates of 3.93% to 11.28%. Many of the properties acquired from franchisees collateralize the loans outstanding.

We capitalized interest expense related primarily to restaurant conversions totaling $0.1 million in fiscal 2012. Due to no new restaurant construction during the previous two fiscal years, we capitalized an insignificant amount of interest expense during fiscal 2011 and did not capitalize any interest expense during fiscal 2010.